Consolidated Schedule of Investments
July 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–33.81%
U.S. Treasury Bills–12.90%(a)
U.S. Treasury Bills	0.73%	09/08/2022	$ 77,000	$ 76,941,118
U.S. Treasury Bills	1.74%	12/08/2022	100,100	99,173,618
U.S. Treasury Bills	2.84%	01/26/2023	91,000	89,750,280
				265,865,016
U.S. Treasury Floating Rate Notes–20.91%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	2.49%	01/31/2024	150,000	150,378,235
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(b)	2.43%	04/30/2024	146,000	146,167,036
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.09%	07/31/2024	134,000	134,312,188
				430,857,459
Total U.S. Treasury Securities (Cost $696,164,249)				696,722,475
		Expiration Date
Commodity-Linked Securities–5.05%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(c)(d)		11/30/2022	34,050	49,691,374
RBC Capital Markets LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 07 Excess Return Index) (Canada)(c)(d)		12/05/2022	36,800	54,483,104
Total Commodity-Linked Securities (Cost $89,627,807)				104,174,478
			Shares
Money Market Funds–48.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)			281,592,508	281,592,508
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(e)(f)			76,113,272	76,149,311
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 1.68%(e)(f)			147,251,119	147,251,119
Invesco Treasury Obligations Portfolio, Institutional Class, 1.69%(e)(f)			431,500,000	431,500,000
Invesco Treasury Portfolio, Institutional Class, 1.66%(e)(f)			70,161,723	70,161,723
Total Money Market Funds (Cost $1,006,618,623)				1,006,654,661
Options Purchased–1.43%
(Cost $30,553,658)(g)				29,458,724
TOTAL INVESTMENTS IN SECURITIES–89.14% (Cost $1,822,964,337)				1,837,010,338
OTHER ASSETS LESS LIABILITIES–10.86%				223,880,762
NET ASSETS–100.00%				$2,060,891,100
Investment Abbreviations:
EMTN	– European Medium-Term Notes
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $104,174,478, which represented 5.05% of the Fund’s Net Assets.
(d)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$389,413,824	$504,427,284	$(612,248,600)	$-	$-	$281,592,508	$1,107,433
Invesco Liquid Assets Portfolio, Institutional Class	129,916,815	360,305,203	(414,034,714)	(65,854)	27,861	76,149,311	210,465
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	143,068,345	867,301,269	(863,118,495)	-	-	147,251,119	534,008
Invesco Treasury Obligations Portfolio, Institutional Class	524,000,000	-	(92,500,000)	-	-	431,500,000	1,390,005
Invesco Treasury Portfolio, Institutional Class	156,128,941	576,488,324	(662,455,542)	-	-	70,161,723	152,076
Total	$1,342,527,925	$2,308,522,080	$(2,644,357,351)	$(65,854)	$27,861	$1,006,654,661	$3,393,987

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	3,850.00	EUR	5,390,000	$273,725
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	3,800.00	EUR	5,320,000	360,150
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	4,050.00	EUR	5,670,000	585,512
EURO STOXX 50 Index	Put	12/16/2022	140	EUR	3,900.00	EUR	5,460,000	439,420
EURO STOXX 50 Index	Put	05/19/2023	140	EUR	3,500.00	EUR	4,900,000	330,674
EURO STOXX 50 Index	Put	06/16/2023	130	EUR	3,600.00	EUR	4,680,000	378,138
EURO STOXX 50 Index	Put	07/21/2023	140	EUR	3,400.00	EUR	4,760,000	322,375
EURO STOXX 50 Index	Put	09/16/2022	140	EUR	3,900.00	EUR	5,460,000	325,094
EURO STOXX 50 Index	Put	03/17/2023	130	EUR	4,150.00	EUR	5,395,000	698,346
EURO STOXX 50 Index	Put	01/20/2023	130	EUR	4,000.00	EUR	5,200,000	520,571
EURO STOXX 50 Index	Put	02/17/2023	140	EUR	3,600.00	EUR	5,040,000	295,188
EURO STOXX 50 Index	Put	04/21/2023	140	EUR	3,700.00	EUR	5,180,000	408,227
FTSE 100 Index	Put	05/19/2023	60	GBP	7,225.00	GBP	4,335,000	294,829
FTSE 100 Index	Put	06/16/2023	60	GBP	7,375.00	GBP	4,425,000	367,167
FTSE 100 Index	Put	07/21/2023	60	GBP	6,950.00	GBP	4,170,000	275,466
FTSE 100 Index	Put	08/19/2022	60	GBP	6,625.00	GBP	3,975,000	4,749
FTSE 100 Index	Put	09/16/2022	60	GBP	6,750.00	GBP	4,050,000	27,401
FTSE 100 Index	Put	10/21/2022	60	GBP	6,650.00	GBP	3,990,000	48,590
FTSE 100 Index	Put	11/18/2022	60	GBP	6,900.00	GBP	4,140,000	101,930
FTSE 100 Index	Put	12/16/2022	60	GBP	6,800.00	GBP	4,080,000	111,794
FTSE 100 Index	Put	01/20/2023	60	GBP	7,350.00	GBP	4,410,000	249,527
FTSE 100 Index	Put	02/17/2023	60	GBP	7,175.00	GBP	4,305,000	230,530
FTSE 100 Index	Put	03/17/2023	60	GBP	7,025.00	GBP	4,215,000	218,839
FTSE 100 Index	Put	04/21/2023	60	GBP	7,250.00	GBP	4,350,000	288,253
MSCI Emerging Markets Index	Put	04/21/2023	75	USD	1,110.00	USD	8,325,000	1,002,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
MSCI Emerging Markets Index	Put	05/19/2023	75	USD	1,030.00	USD	7,725,000	$695,250
MSCI Emerging Markets Index	Put	06/16/2023	75	USD	1,030.00	USD	7,725,000	723,750
MSCI Emerging Markets Index	Put	07/21/2023	72	USD	975.00	USD	7,020,000	552,960
MSCI Emerging Markets Index	Put	08/19/2022	75	USD	1,220.00	USD	9,150,000	1,621,875
MSCI Emerging Markets Index	Put	09/16/2022	75	USD	1,250.00	USD	9,375,000	1,932,375
MSCI Emerging Markets Index	Put	10/21/2022	75	USD	1,180.00	USD	8,850,000	1,373,250
MSCI Emerging Markets Index	Put	11/18/2022	75	USD	1,210.00	USD	9,075,000	1,610,250
MSCI Emerging Markets Index	Put	12/16/2022	75	USD	1,170.00	USD	8,775,000	1,293,750
MSCI Emerging Markets Index	Put	01/20/2023	75	USD	1,180.00	USD	8,850,000	1,360,875
MSCI Emerging Markets Index	Put	02/17/2023	75	USD	1,170.00	USD	8,775,000	1,301,250
MSCI Emerging Markets Index	Put	03/17/2023	75	USD	1,130.00	USD	8,475,000	1,074,750
Nikkei 225 Index	Put	06/09/2023	35	JPY	25,500.00	JPY	892,500,000	363,517
Nikkei 225 Index	Put	06/09/2023	35	JPY	26,000.00	JPY	910,000,000	406,824
Nikkei 225 Index	Put	09/08/2023	35	JPY	25,750.00	JPY	901,250,000	458,005
Nikkei 225 Index	Put	09/09/2022	35	JPY	26,500.00	JPY	927,500,000	73,491
Nikkei 225 Index	Put	09/09/2022	35	JPY	27,250.00	JPY	953,750,000	122,047
Nikkei 225 Index	Put	12/09/2022	35	JPY	27,250.00	JPY	953,750,000	303,150
Nikkei 225 Index	Put	12/09/2022	35	JPY	26,750.00	JPY	936,250,000	254,593
Nikkei 225 Index	Put	12/09/2022	35	JPY	28,250.00	JPY	988,750,000	421,260
Nikkei 225 Index	Put	03/10/2023	35	JPY	28,500.00	JPY	997,500,000	586,614
Nikkei 225 Index	Put	03/10/2023	35	JPY	25,500.00	JPY	892,500,000	270,341
Nikkei 225 Index	Put	03/10/2023	35	JPY	25,750.00	JPY	901,250,000	288,714
Nikkei 225 Index	Put	06/09/2023	35	JPY	27,250.00	JPY	953,750,000	538,058
S&P 500 Index	Put	05/19/2023	10	USD	4,075.00	USD	4,075,000	275,550
S&P 500 Index	Put	06/16/2023	10	USD	4,050.00	USD	4,050,000	280,400
S&P 500 Index	Put	08/19/2022	10	USD	4,250.00	USD	4,250,000	140,700
S&P 500 Index	Put	09/16/2022	10	USD	4,375.00	USD	4,375,000	265,350
S&P 500 Index	Put	10/21/2022	10	USD	4,175.00	USD	4,175,000	174,000
S&P 500 Index	Put	11/18/2022	10	USD	4,450.00	USD	4,450,000	363,300
S&P 500 Index	Put	12/16/2022	10	USD	4,475.00	USD	4,475,000	395,000
S&P 500 Index	Put	01/20/2023	10	USD	4,650.00	USD	4,650,000	531,500
S&P 500 Index	Put	02/17/2023	9	USD	4,375.00	USD	3,937,500	323,730
S&P 500 Index	Put	03/17/2023	10	USD	4,225.00	USD	4,225,000	302,100
S&P 500 Index	Put	04/21/2023	10	USD	4,425.00	USD	4,425,000	415,750
S&P 500 Index	Put	07/21/2023	10	USD	3,750.00	USD	3,750,000	205,900
Total Index Options Purchased								$29,458,724

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	363	September-2022	$36,822,720	$(156,880)	$(156,880)
Gasoline Reformulated Blendstock Oxygenate Blending	253	August-2022	33,080,863	639,152	639,152
New York Harbor Ultra-Low Sulfur Diesel	187	November-2022	26,728,733	(2,959,848)	(2,959,848)
Silver	247	September-2022	24,943,295	(1,894,094)	(1,894,094)
WTI Crude	344	September-2022	33,282,000	(268,388)	(268,388)
Subtotal				(4,640,058)	(4,640,058)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	1,580	September-2022	$148,938,700	$4,514,235	$4,514,235
E-Mini S&P 500 Index	65	September-2022	13,433,875	517,134	517,134
EURO STOXX 50 Index	780	September-2022	29,512,298	1,485,088	1,485,088
FTSE 100 Index	80	September-2022	7,187,455	233,105	233,105
MSCI Emerging Market Index	640	September-2022	31,952,000	(159,699)	(159,699)
Nikkei 225 Index	80	September-2022	16,647,919	(71,042)	(71,042)
Subtotal				6,518,821	6,518,821
Interest Rate Risk
Australia 10 Year Bonds	4,875	September-2022	425,660,284	19,669,999	19,669,999
Canada 10 Year Bonds	3,495	September-2022	356,036,664	8,434,387	8,434,387
Euro-Bund	1,788	September-2022	288,075,255	13,232,038	13,232,038
Japan 10 Year Bonds	186	September-2022	209,935,208	1,598,040	1,598,040
Long Gilt	1,895	September-2022	272,727,616	5,740,917	5,740,917
U.S. Treasury Long Bonds	1,190	September-2022	171,360,000	3,608,758	3,608,758
Subtotal				52,284,139	52,284,139
Total Futures Contracts				$54,162,902	$54,162,902

(a)	Futures contracts collateralized by $71,214,178 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26%	Monthly	28,400	November—2022	USD	16,713,176	$—	$1,713,946	$1,713,946
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	302,000	February—2023	USD	27,965,170	—	1,198,789	1,198,789
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	59,600	March—2023	USD	25,164,318	—	1,163,410	1,163,410
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	212,000	March—2023	USD	26,794,235	—	560,337	560,337
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	135,500	February—2023	USD	27,400,620	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	112,000	June—2023	USD	19,377,075	—	0	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index	0.30	Monthly	240,000	July—2023	USD	26,622,168	—	1,420,656	1,420,656
Total — Total Return Swap Agreements									$—	$6,057,138	$6,057,138

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $850,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.600%	Monthly	3,957	September—2022	USD	23,774,368	$—	$800,151	$800,151
BNP Paribas S.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.280%	Monthly	2,868	November—2022	USD	24,114,574	—	1,521,298	1,521,298
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.720%	Monthly	10,700	September—2022	EUR	30,882,233	—	1,350,697	1,350,697
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.360%	Monthly	6,800	December—2022	EUR	31,346,715	—	1,198,933	1,198,933
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.170%	Monthly	378,458	September—2022	JPY	1,005,702,935	—	122,832	122,832
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.140%	Monthly	362,482	September—2022	JPY	955,063,949	—	347,531	347,531
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.420%	Monthly	2,074,732	January—2023	JPY	5,609,203,940	—	0	0
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	2,490	November—2022	USD	15,428,090	—	694,825	694,825
Goldman Sachs International	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.760%	Monthly	1,100	November—2022	USD	6,815,622	—	306,951	306,951
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.700%	Monthly	13,104	December—2022	USD	23,679,583	—	616,281	616,281
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.300%	Monthly	907,469	January—2023	JPY	2,495,439,928	—	86,766	86,766
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.310%	Monthly	150,000	January—2023	JPY	410,745,000	$—	$27,379	$27,379
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.550%	Monthly	7,510	November—2022	USD	46,532,110	—	2,095,638	2,095,638
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	2,605	November—2022	GBP	11,989,929	—	782,173	782,173
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	1,966	November—2022	GBP	10,582,742	—	695,837	695,837
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	1,960	November—2022	GBP	10,550,445	—	693,713	693,713
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.230%	Monthly	1,010	November—2022	GBP	5,436,709	—	357,475	357,475
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.230%	Monthly	1,760	November—2022	GBP	10,596,749	—	854,983	854,983
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.230%	Monthly	890	November—2022	GBP	5,358,583	—	432,349	432,349
J.P. Morgan Chase Bank, N.A.	Receive	Invesco US Large Cap Broad Price Momentum Index	SOFR + 0.280%	Monthly	3,316	November—2022	USD	22,726,305	—	1,566,248	1,566,248
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.920%	Monthly	11,980	September—2022	USD	21,648,459	$—	$563,419	$563,419
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.680%	Monthly	1,344	December—2022	USD	2,465,649	—	26,235	26,235
Merrill Lynch International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	2,600	November—2022	GBP	11,966,916	—	780,671	780,671
Merrill Lynch International	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	710	November—2022	GBP	3,267,889	—	213,183	213,183
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.190%	Monthly	1,760	November—2022	GBP	10,596,749	—	854,983	854,983
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Daily Net Total Return Index	SOFR + 0.950%	Monthly	8,017	September—2022	USD	14,487,120	—	377,040	377,040
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.680%	Monthly	3,455	November—2022	USD	6,327,142	—	78,705	78,705
Merrill Lynch International	Receive	MSCI EMU Quality Volatility Index	1 Month EURIBOR - 0.250%	Monthly	8,800	January—2023	EUR	31,945,936	—	1,384,395	1,384,395
Subtotal — Appreciation									—	18,830,691	18,830,691
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.390%	Monthly	686,810	January—2023	JPY	1,861,935,041	$—	$(53,255)	$(53,255)
Goldman Sachs International	Receive	MSCI Japan Quality Index	TONAR - 0.330%	Monthly	1,800,000	January—2023	JPY	4,979,214,000	—	(48,459)	(48,459)
Subtotal — Depreciation									—	(101,714)	(101,714)
Total — Total Return Swap Agreements									$—	$18,728,977	$18,728,977

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $850,000.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index
	Long Futures Contracts
	Coffee	5.48%
	Corn	5.99
	Cotton	20.30
	Lean Hogs	0.55
	Live Cattle	0.73
	Soybean	19.84
	Soybean Oil	12.84
	Soymeal	21.32
	Sugar	5.83
	Wheat	7.12
	Total	100.00%
RBC Enhanced Agricultural Basket 07 Excess Return Index
	Long Futures Contracts
	Coffee	5.48%
	Corn	5.99
	Cotton	20.30
	Lean Hogs	0.55
	Live Cattle	0.73
	Soybean	19.84
	Soybean Oil	12.84
	Soymeal	21.32
	Sugar	5.83
	Wheat	7.12
	Total	100%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$696,722,475	$—	$696,722,475
Commodity-Linked Securities	—	104,174,478	—	104,174,478
Money Market Funds	1,006,654,661	—	—	1,006,654,661
Options Purchased	29,458,724	—	—	29,458,724
Total Investments in Securities	1,036,113,385	800,896,953	—	1,837,010,338
Other Investments - Assets*
Futures Contracts	59,672,853	—	—	59,672,853
Swap Agreements	—	24,887,829	—	24,887,829
	59,672,853	24,887,829	—	84,560,682
Other Investments - Liabilities*
Futures Contracts	(5,509,951)	—	—	(5,509,951)
Swap Agreements	—	(101,714)	—	(101,714)
	(5,509,951)	(101,714)	—	(5,611,665)
Total Other Investments	54,162,902	24,786,115	—	78,949,017
Total Investments	$1,090,276,287	$825,683,068	$—	$1,915,959,355

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund